UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA              05/10/2011
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/11
                          RUN DATE: 05/06/11 9:45 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   53

FORM 13F INFORMATION TABLE VALUE TOTAL:   $49,241,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        BANTA ASSET MANAGEMENT                                                PAGE 1

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/11

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      268     2870 SH       SOLE                     2870        0        0
ABBOTT LABS                    COM              002824100     1318    26870 SH       SOLE                    26870        0        0
AMGEN INC                      COM              031162100     1855    34707 SH       SOLE                    34707        0        0
APPLE COMPUTER INC             COM              037833100      328      942 SH       SOLE                      942        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1042    39510 SH       SOLE                    39510        0        0
BAXTER INTL INC                COM              071813109     1543    28690 SH       SOLE                    28690        0        0
BOEING CO                      COM              097023105     1630    22045 SH       SOLE                    22045        0        0
CATERPILLAR INC                COM              149123101      315     2826 SH       SOLE                     2826        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      633    25180 SH       SOLE                    25180        0        0
CISCO SYS INC                  COM              17275R102     1562    91085 SH       SOLE                    91085        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      462    19068 SH       SOLE                    19068        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      384    15750 SH       SOLE                    15750        0        0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      265    10625 SH       SOLE                    10625        0        0
CORTS TR II GOLDMAN SACHS CATR COM              22082P208      521    22825 SH       SOLE                    22825        0        0
CORTS TR WEYERHAEUSER CO TR CT COM              22082N203      259    10725 SH       SOLE                    10725        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      522    20875 SH       SOLE                    20875        0        0
COVIDIEN PLC                   COM              G2554F113     1751    33714 SH       SOLE                    33714        0        0
CUMMINS ENGINE INC             COM              231021106     1961    17890 SH       SOLE                    17890        0        0
DWS STRATEGIC GOVT SECS FD CL  MUTUAL FUNDS     23338C108      152    17321 SH       DEFINED                     0    17321        0
EATON CORP                     COM              278058102     1365    24630 SH       SOLE                    24630        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1280    80460 SH       SOLE                    80460        0        0
FLUOR CORP NEW COM             COM              343412102     1352    18350 SH       SOLE                    18350        0        0
FRANKLIN CA INSURED TAX-FREE I MUTUAL FUNDS     352519102      114    10031 SH       SOLE                    10031        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     1941    34940 SH       SOLE                    34940        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      470    18593 SH       SOLE                    18593        0        0
HEWLETT PACKARD CO             COM              428236103     1174    28650 SH       SOLE                    28650        0        0
IBM                            COM              459200101      308     1889 SH       SOLE                     1889        0        0
INTEL CORP                     COM              458140100      944    46770 SH       SOLE                    46770        0        0
JOHNSON & JOHNSON              COM              478160104      214     3620 SH       SOLE                     3620        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      464    18475 SH       SOLE                    18475        0        0
JP MORGAN CHASE & CO           COM              46625H100      326     7081 SH       SOLE                     7081        0        0
LOCKHEED MARTIN CORP           COM              539830109     1337    16630 SH       SOLE                    16630        0        0
NOKIA CORP SPONSORED ADR       COM              654902204       86    10160 SH       SOLE                    10160        0        0
PHILIP MORRIS INTL INC         COM              718172109      216     3296 SH       SOLE                     3296        0        0
POWERSHARES QQQ TRUST UNIT SER COM              73935A104     2609    45428 SH       SOLE                    45428        0        0
PROCTER & GAMBLE COMPANY       COM              742718109      773    12541 SH       SOLE                    12541        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      776    31100 SH       SOLE                    31100        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      314    12465 SH       SOLE                    12465        0        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      311    12200 SH       SOLE                    12200        0        0
QUALCOMM INC                   COM              747525103     1334    24325 SH       SOLE                    24325        0        0
RESEARCH IN MOTION LTD         COM              760975102     1579    27925 SH       SOLE                    27925        0        0
SPDR TR UNIT SER 1             COM              78462F103      492     3709 SH       SOLE                     3709        0        0
TEREX CORP NEW                 COM              880779103     1383    37334 SH       SOLE                    37334        0        0
TEXTRON INC                    COM              883203101     1223    44645 SH       SOLE                    44645        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306     1148    45450 SH       SOLE                    45450        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1930    22804 SH       SOLE                    22804        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1155    25545 SH       SOLE                    25545        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1500    57733 SH       SOLE                    57733        0        0
VULCAN MATLS CO                COM              929160109     1646    36095 SH       SOLE                    36095        0        0
WABCO HLDGS INC                COM              92927K102     1326    21504 SH       SOLE                    21504        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      685    27343 SH       SOLE                    27343        0        0
WELLS FARGO CAP XI PFD TRUPS 3 PREFERRED STOCKS 94979S207      232     9180 SH       SOLE                     9180        0        0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202      463    18100 SH       SOLE                    18100        0        0